Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Statement [LineItems]
Categories of Financial Instruments

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$2,259.4	$58.3
FVTOCI (Note 2)	129,918.7	131,364.3
Hedging financial assets	0.1	0.3
Amortized cost (Note 3)	826,293.6	944,073.7

	$958,471.8	$1,075,496.6

Financial liabilities
FVTPL (Note 4)	$94.1	$1,828.3
Hedging financial liabilities	1.2	10.2
Amortized cost (Note 5)	748,129.3	919,869.5

	$748,224.6	$921,708.0

Note 1 :	Financial assets mandatorily measured at FVTPL.
Note 2:	Including notes and accounts receivable (net), equity and debt investments.
Note 3:	Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 4:	Held for trading.
Note 5:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans and guarantee deposits.

Summary of Current Credit Risk Assessment Policies
The Company assesses the
12-month
expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0—0.1%
Doubtful	Credit rating is non-investment grade on valuation date	Lifetime expected credit loss-not credit impaired	—
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss-credit impaired	—
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	—

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2020

Non-derivative financial liabilities
Short-term loans	$88,557.5	$—	$—	$—	$88,557.5
Accounts payable (including related parties)	41,095.0	—	—	—	41,095.0
Payables to contractors and equipment suppliers	157,805.0	—	—	—	157,805.0
Accrued expenses and other current liabilities	71,995.7	—	—	—	71,995.7
Bonds payable	5,328.0	27,631.6	59,986.8	207,152.1	300,098.5
Long-term bank loans	8.0	847.4	1,170.9	—	2,026.3
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,024.2	3,566.7	3,198.8	15,067.9	23,857.6

	366,813.4	32,045.7	64,356.5	222,220.0	685,435.6

Derivative financial instruments
Forward exchange contracts
Outflows	177,764.2	—	—	—	177,764.2
Inflows	(181,458.0)	—	—	—	(181,458.0)

	(3,693.8)	—	—	—	(3,693.8)

	$363,119.6	$32,045.7	$64,356.5	$222,220.0	$681,741.8

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
June 30, 2021

Non-derivative financial liabilities
Short-term loans	$139,286.4	$—	$—	$—	$139,286.4
Accounts payable (including related parties)	41,230.0	—	—	—	41,230.0
Payables to contractors and equipment suppliers	107,146.1	—	—	—	107,146.1
Accrued expenses and other current liabilities	81,877.9	—	—	—	81,877.9
Bonds payable	4,695.8	31,394.0	111,057.2	321,209.2	468,356.2
Long-term bank loans	15.1	1,711.4	1,529.1	—	3,255.6
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,056.4	3,547.6	3,254.8	15,437.5	24,296.3

	376,307.7	36,653.0	115,841.1	336,646.7	865,448.5

Derivative financial instruments
Forward exchange contracts
Outflows	202,441.8	—	—	—	202,441.8
Inflows	(201,256.3)	—	—	—	(201,256.3)

	1,185.5	—	—	—	1,185.5

	$377,493.2	$36,653.0	$115,841.1	$336,646.7	$866,634.0

Summary of Additional Information About In Maturity Lease Liabilities
Information about the maturity
analysis
for lease liabilities more than 5 years:

	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2020
Lease liabilities	$7,402.0	$5,253.9	$2,255.2	$156.8	$15,067.9

June 30, 2021
Lease liabilities	$7,658.6	$5,300.3	$2,290.8	$187.8	$15,437.5

Summary of Level 3 Fair Value Were Financial Assets at FVTPL and Equity Investments classified as Financial Assets at FVTOCI
The financial assets measured at Level 3 fair value were equity investments classified as financial assets at FVTOCI and financial assets at FVTPL. Reconciliations for the six months ended June 30, 2020 and 2021 are as follows:

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Balance, beginning of period	$4,208.9	$4,514.9
Additions	142.0	153.7
Recognized in profit or loss	(3.8)	—
Recognized in other comprehensive income or loss	(49.0)	814.4
Disposals and proceeds from return of capital of investments	—	(62.8)
Effect of exchange rate changes	(62.9)	(30.2)

Balance, end of period	$4,235.2	$5,390.0

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Fair Value of Financial Instruments
The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$2,259.4	$—	$2,259.4

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$56,593.6	$—	$56,593.6
Agency bonds/Agency mortgage-backed securities	—	43,977.1	—	43,977.1
Government bonds	13,279.2	180.3	—	13,459.5
Asset-backed securities	—	8,368.3	—	8,368.3
	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Investments in equity instruments
Non-publicly traded equity investments	$—	$—	$4,514.9	$4,514.9
Publicly traded stocks	50.0	—	—	50.0
Notes and accounts receivable, net	—	2,955.3	—	2,955.3

	$13,329.2	$112,074.6	$4,514.9	$129,918.7

Hedging financial assets
Fair value hedges
Interest rate futures contracts	$0.1	$—	$—	$0.1

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$94.1	$—	$94.1

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$1.2	$—	$—	$1.2

	June 30, 2021
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$58.3	$—	$58.3

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$58,907.9	$—	$58,907.9
Agency bonds/Agency mortgage-backed securities	—	32,188.8	—	32,188.8
Government bonds	24,041.3	80.6	—	24,121.9
Asset-backed securities	—	7,523.4	—	7,523.4
Investments in equity instruments
Non-publicly traded equity investments	—	—	5,390.0	5,390.0
Publicly traded stocks	52.5	—	—	52.5
Notes and accounts receivable, net	—	3,179.8	—	3,179.8

	$24,093.8	$101,880.5	$5,390.0	$131,364.3

Hedging financial assets
Fair value hedges
Interest rate futures contracts	$0.3	$—	$—	$0.3

	June 30, 2021
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

F inancial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$1,828.3	$—	$1,828.3

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$10.2	$—	$—	$10.2

Not measured at fair value but for which the fair value is disclosed [member]
Statement [LineItems]
Fair Value of Financial Instruments
The table below sets out the fair value hierarchy for the Company’s financial assets and liabilities which are not required to be measured at fair value:

	December 31, 2020
	Carrying Amount	Level 2 Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$10,970.2	$11,053.6

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$256,705.1	$257,551.2

	June 30, 2021
	Carrying Amount	Level 2 Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$4,336.6	$4,373.9

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$410,464.9	$407,330.0